2. GOING CONCERN (Details Narrative) - Quarterly (093014 Quarterly [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
093014 Quarterly [Member]
Accumulated Member's Deficit	$ (677,325)	$ (439,451)
Cash	$ 140	$ 1,513	$ 1,421	$ 207